Stock-Based Compensation - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) Point	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points settled for individuals retired	190,966
Points outstanding	1,866,248
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	444,374
Stock-based compensation costs recognized | ¥	¥ 1,191	¥ 885	¥ 417